Note 28 - Non-controlling Interests - Schedule of Non-controlling Interests (Details) - USD ($) $ in Thousands			3 Months Ended																												12 Months Ended
	Jan. 01, 2020		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Current assets	$ 29,839		$ 59,857	$ 62,760	$ 47,470	$ 54,229	[1]	$ 54,524	$ 44,605	$ 50,899	$ 38,427	[1]	$ 40,669	$ 42,845	$ 50,228	$ 52,933	[1]	$ 50,312	$ 47,106	$ 44,233	$ 44,586	[1]	$ 48,095	$ 34,846	$ 34,322	$ 29,839	[1]	$ 27,973	$ 25,646	$ 25,537	$ 61,318	$ 54,229	[1]	$ 38,427	[1]	$ 52,933	[1]	$ 44,586	[1]	$ 29,839	[1]
Non-current assets	113,714		279,803	275,743	274,307	274,074	[1]	265,813	269,286	269,069	196,764	[1]	187,980	179,354	168,063	157,944	[1]	147,421	140,925	138,725	133,334	[1]	124,028	119,506	116,609	113,714	[1]	109,255	105,671	102,625	287,046	274,074	[1]	196,764	[1]	157,944	[1]	133,334	[1]	113,714	[1]
Current liabilities	(9,879)		(41,489)	(41,249)	(38,150)	(40,133)	[1]	(35,766)	(36,931)	(47,222)	(32,441)	[1]	(17,250)	(17,150)	(18,698)	(17,688)	[1]	(14,583)	(12,302)	(11,054)	(9,964)	[1]	(10,404)	(9,909)	(11,524)	(9,879)	[1]	(10,359)	(9,199)	(11,039)	(45,395)	(40,133)	[1]	(32,441)	[1]	(17,688)	[1]	(9,964)	[1]	(9,879)	[1]
Non-current liabilities	(33,675)	[2]	(67,213)	(66,183)	(63,346)	(63,970)	[1],[2]	(57,925)	(52,706)	(49,341)	(45,061)	[1],[2]	(44,420)	(42,682)	(41,928)	(40,726)	[1],[2]	(39,473)	(37,930)	(36,781)	(36,844)	[1]	(34,628)	(33,368)	(32,278)	(33,675)	[1]	(31,479)	(30,292)	(24,772)	(68,505)	(63,970)	[1],[2]	(45,061)	[1],[2]	(40,726)	[1],[2]	(36,844)	[1]	(33,675)	[1]
Carrying amount of NCI of 13.2% (2023: 13.2%, 2022: 13.2%)	12,298		19,693	20,185	18,288	18,456	[1]	17,643	16,542	16,145	16,946	[1]	16,990	16,615	16,196	14,810	[1]	14,456	13,607	12,810	12,228	[1]	11,526	10,769	9,921	12,298	[1]	11,297	10,540	10,543	20,587	18,456	[1]	16,946	[1]	14,810	[1]	12,228	[1]	12,298	[1]
Revenue			46,868	50,107	38,528	38,661		41,187	37,031	29,435	34,178		35,840	36,992	35,072	32,136		33,496	29,977	25,720	28,128		25,359	22,913	23,602	23,433		19,953	16,520	15,920	183,018	146,314	[1]	142,082	[1]	121,329	[1]	100,002	[1]	75,826	[1]
Profit after tax	25,683		3,284	10,180	2,074	(2,588)		4,924	(2,531)	(4,645)	(6,402)		7,926	8,254	5,411	3,652		8,316	4,107	5,905	4,480		4,695	4,635	9,234	5,099		4,800	143	15,641	23,054	(4,840)	[1],[2],[3]	15,189	[1],[2],[4],[5]	21,980	[1],[2],[4],[5]	23,044	[1],[2]	25,683	[1],[2]
Total comprehensive income of Blanket Mine (100%)	23,623		3,913	10,358	1,930	(2,432)		4,845	(2,861)	(5,014)	(6,006)		7,227	7,402	6,104	3,270		7,986	4,490	5,703	5,453		4,607	4,928	7,883	5,501		4,447	287	13,388	22,938	(5,462)	[1]	14,727	[1]	21,449	[1]	22,871	[1]	23,623	[1]
Profit allocated to NCI of 13.2% (2023: 13.2%, 2022: 13.2%)	$ 4,378		$ 1,020	$ 1,897	$ 588	813		$ 1,101	$ 397	$ 711	(44)		$ 1,282	$ 1,326	$ 1,386	1,111		$ 1,383	$ 1,153	$ 937	914		$ 900	$ 991	$ 1,380	1,143		$ 899	$ 139	$ 2,198	5,155	3,022	[1]	3,950	[1]	4,584	[1]	4,185	[1]	4,378	[1]
Net cash inflow from operating activities																															41,955	14,769		42,616
Net cash outflow from investing activities																															(32,055)	(31,161)		(44,329)
Net cash outflow from financing activities																															(7,803)	3,931		(12,754)
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Current assets						33,126	[2]				30,397	[2]				33,634	[2]				24,864	[2]				21,386	[2]				40,915	33,126	[2]	30,397	[2]	33,634	[2]	24,864	[2]	21,386	[2]
Non-current assets						188,134	[2]				172,611	[2]				154,003	[2]				133,908	[2]				115,610	[2]				197,701	188,134	[2]	172,611	[2]	154,003	[2]	133,908	[2]	115,610	[2]
Current liabilities						(10,277)	[2]				(9,583)	[2]				(17,261)	[2]				(7,339)	[2]				(8,630)	[2]				(4,320)	(10,277)	[2]	(9,583)	[2]	(17,261)	[2]	(7,339)	[2]	(8,630)	[2]
Non-current liabilities						(50,893)	[2]				(43,832)	[2]				(39,628)	[2]				(34,996)	[2]				(33,803)	[2]				(55,123)	(50,893)	[2]	(43,832)	[2]	(39,628)	[2]	(34,996)	[2]	(33,803)	[2]
Net assets of Blanket Mine (100%)						160,090	[2]				149,593	[2]				130,748	[2]				116,437	[2]				94,563	[2]				179,173	160,090	[2]	149,593	[2]	130,748	[2]	116,437	[2]	94,563	[2]
Carrying amount of NCI of 13.2% (2023: 13.2%, 2022: 13.2%)						$ 18,456	[2]				$ 16,946	[2]				$ 14,810	[2]				$ 12,228	[2]				$ 12,298	[2]				20,587	18,456	[2]	16,946	[2]	14,810	[2]	12,228	[2]	12,298	[2]
Revenue																															179,368	146,314	[2]	142,082	[2]	121,329	[2]	100,002	[2]	75,826	[2]
Profit after tax																															39,053	22,899	[2]	29,920	[2]	34,749	[2]	31,148	[2]	27,028	[2]
Total comprehensive income of Blanket Mine (100%)																															39,053	22,899	[2]	29,920	[2]	34,749	[2]	31,148	[2]	27,028	[2]
Profit allocated to NCI of 13.2% (2023: 13.2%, 2022: 13.2%)																															5,155	3,022	[2]	3,950	[2]	4,584	[2]	4,185	[2]	4,378	[2]
Dividend allocated to NCI of 13.2% (2023: 13.2%, 2022: 13.2%)																															(3,024)	(1,512)	[2]	(1,814)	[2]	(2,001)	[2]	(655)	[2]	(426)	[2]
Net cash inflow from operating activities																															42,592	28,087	[2]	50,048	[2]	41,489	[2]	36,122	[2]	26,262	[2]
Net cash outflow from investing activities																															(27,916)	(28,146)	[2]	(37,798)	[2]	(29,850)	[2]	(26,179)	[2]	(21,538)	[2]
Net cash outflow from financing activities																															(11,174)	(5,017)	[2]	(16,506)	[2]	(12,817)	[2]	(9,896)	[2]	(4,028)	[2]
Net cash inflow (outflow)																															$ 3,502	$ (5,076)	[2]	$ (4,256)	[2]	$ (1,178)	[2]	$ 47	[2]	$ 696	[2]

[1]	Refer to note 41.
[2]	Unaudited and restated. Refer to note 2.2 and note 41.
[3]	Restated, refer to note 41.
[4]	Restated. Refer to note 41.
[5]	Unaudited. Refer to note 2.2.